Note 10 - Stock-based Compensation - Issuance of Stock Options (Details) - $ / shares													4 Months Ended		12 Months Ended
	Dec. 19, 2017	Aug. 29, 2017	Aug. 14, 2017	Jul. 17, 2017	Jul. 06, 2017	May 23, 2017	May 17, 2017	May 08, 2017	Feb. 24, 2017	Feb. 21, 2017	Dec. 21, 2016	Apr. 21, 2016	Aug. 15, 2016	Apr. 21, 2016	Dec. 31, 2017	Dec. 31, 2016
Number of Options, Beginning Balance (in shares)												200,000		1,000,000	7,975,000	1,000,000
Weighted Avg Exercise Price, Beginning Balance (in CAD per share)														$ 0.05	$ 0.84	$ 0.05
Number of Options, Options Issued (in shares)			1,280,000						535,000		3,875,000			3,500,000	1,815,000	7,375,000
Weighted Avg Exercise Price, Options Issued (in CAD per share)			$ 2.75						$ 1.50		$ 1.50			$ 0.25
Number of Options, Options Issued Through Amalgamation (in shares)												80,000		80,000
Weighted Avg Exercise Price, Options Issued through amalgamation (in CAD per share)														$ 0.25
Number of Options, Options Exercised (in shares)		(7,940)		(220,000)	(200,000)	(80,000)		(7,060)				(80,000)	(400,000)		(1,700,000)	(480,000)
Weighted Avg Exercise Price, Options Exercised (in CAD per share)		$ 1.50		$ 0.25	$ 0.05	$ 0.25		$ 1.50				$ 0.25	$ 0.05
Number of Options, Options Canceled (in shares)							(10,000)
Weighted Avg Exercise Price, Options Cancelled (in CAD per share)							$ 1.50
Number of Options, Ending Balance (in shares)															8,080,000	7,975,000
Weighted Avg Exercise Price, Ending Balance (in CAD per share)															$ 1.21	$ 0.84
Options 1 [Member]
Number of Options, Options Exercised (in shares)	(25,000)									(10,000)
Weighted Avg Exercise Price, Options Exercised (in CAD per share)	$ 0.25									$ 0.25
Options 2 [Member]
Number of Options, Options Exercised (in shares)	(750,000)									(400,000)
Weighted Avg Exercise Price, Options Exercised (in CAD per share)	$ 1.50									$ 0.05